1290 Multi-Alternative Strategies Fund Annual Fund Operating Expenses - 1290 Multi-Alternative Strategies Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.97%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	2.15%
Fee Waiver or Reimbursement	(0.62%)	[1]
Net Expenses (as a percentage of Assets)	1.53%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.97%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	1.90%
Fee Waiver or Reimbursement	(0.62%)	[1]
Net Expenses (as a percentage of Assets)	1.28%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.96%
Acquired Fund Fees and Expenses	0.43%
Expenses (as a percentage of Assets)	2.39%
Fee Waiver or Reimbursement	(0.61%)	[1]
Net Expenses (as a percentage of Assets)	1.78%

[1]	Pursuant to a contract, Equitable Investment Management, LLC (the “Adviser”) has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to the Fund to limit the expenses of the Fund through April 30, 2027 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund invests, 12b-1 fees, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed an annual rate of average daily net assets of 0.85% for Class A shares, Class I shares, and Class R shares of the Fund. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2027. The Adviser may be reimbursed the amount of any such waivers or payments in the future provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower. The total annual fund operating expense ratios after fee waiver and/or expense reimbursement for Class A shares, Class I shares, and Class R shares, as shown in the table, are higher than the Fund’s expense cap because these ratios include 12b-1 fees, as applicable, fees and expenses of other investment companies in which the Fund invests, and certain other expenses, as noted above, that are excluded from the Expense Limitation Arrangement.